Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PPM Funds
Prospectus Date	rr_ProspectusDate	Nov. 20, 2019
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2019